Income tax expense (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of income and tax expenses

The income tax expense for the year can be reconciled to the loss for the year per the consolidated statement of profit or loss and other comprehensive income as follows:

	2026 USD	2025 USD
Loss before income tax expense	(3,157,133)	(2,064,334)
	-	-
Notional tax calculated at rates applicable to profits in the tax jurisdictions concerned	268,626	379,807
Unused tax losses for which no deferred tax asset has been recognized	(268,626)	(379,807)
Income tax expenses	-	-